Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and foreign statutory tax rates	$ 12,509	$ 24,255	$ 34,415
Tax-exempt income			(4,648)
Permanent differences	(703)	(4,249)	(7,792)
Temporary differences	(159)	(1,445)	(1,533)
Alternative minimum tax	9	4	594
Income tax on undistributed earnings	408	2,709	5,677
Net changes in income tax credit	116	166	(495)
Net changes in valuation allowance of deferred income tax assets	1,243	(2,401)	1,724
Net operating loss carryforwards	(1,431)	1,492	(1,689)
Liabilities related to unrealized tax benefits	(302)	3,455	2,385
Adjustment of prior years' taxes and others	101	60	(948)
Income tax expense	11,791	24,046	27,690
Cayman Islands Tax Information Authority [Member]
Reconciliation Of Income Taxes [Line Items]
Tax expense at statutory rate	$ 0	$ 0	$ 0